May 21, 2001


Dear Fellow Shareholder,

     The April tax season has just passed, and as Hawaii taxpayers, many of us felt the impact of paying high taxes. By investing in tax-free funds such as the Hawaii Municipal Fund and the Hawaii Intermediate Fund we realize how important these Funds can be in reducing our tax burden. In this tough economy, every dollar we save makes a difference.

     We are very proud to announce the Morningstar Ratings for our Funds. Morningstar is an independent mutual fund rating organization and awards its coveted 5 star rating to the top 10% of funds in an investment category. The Morningstar ratings for our Funds are as follows:


                              Hawaii Municipal Fund
                            *     *     *     *     *

              5-year Morningstar Rating among 1,458 municipal funds
                      for the period ending April 30, 2001

                            Hawaii Intermediate Fund
                            *     *     *     *     *

   Overall, 3-year and 5-year Morningstar Rating among 1,695, 1,695 and 1,458 municipal funds, respectively, for the periods ending April 30, 2001


     On the following pages you will find our March 31, 2001 semi-annual report and privacy notice. The privacy notice informs you about our policy for protecting confidential information about you and your accounts. If you have any questions or would like us to provide information about the Funds to your family or friends, please call us at 988-8088.

     Thank you for your business. As always, we look forward to providing you with the high level of service that you have come to expect.

Warmest Aloha,



Terrence K.H. Lee
President and CEO                     First Pacific Securities, Inc./Member SIPC

Before investing, read the prospectus carefully for complete information including all fees and expenses. Call 988-8088 for a free prospectus. Funds' yields, share prices and investment returns fluctuate so that you may receive more or less than your original investment upon redemption. Past performance is no guarantee of future results. Some income may be subject to the federal alternative minimum tax for certain investors. Hawaii Municipal Fund and Hawaii Intermediate Fund are series of First Pacific Mutual Fund, Inc. Morningstar proprietary ratings reflect historical risk adjusted performance as of April 30, 2001. The ratings are subject to monthly changes. Ratings are calculated from the fund's 3-, 5- and 10-year average annual returns (when applicable) in excess of 90-day Treasury bill returns (with appropriate fee adjustments) and risk factors that reflect fund performance below 90-day Treasury bill returns. The top 10% of the funds in an investment category receive 5 stars, the next 22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. Overall rating is a weighted average of a fund's 3-, 5- and 10-year ratings, when applicable. The Hawaii Municipal Fund received a 4-star rating for the Overall, 3-year and 10-year and periods among 1,695, 1,695 and 452 municipal funds respectively for the period ending April 30, 2001. Some of the Fund's fees were waived during the period and had a material effect on returns. If such expenses had been paid by the Fund, returns would have been lower.




HAWAII MUNICIPAL FUND

SCHEDULE OF INVESTMENTS

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Value
    Par Value                                                                    (Note 1)
                         HAWAII MUNICIPAL BONDS (97.37%)
                 Hawaii County
                    General Obligation Bonds (2.16%)
$     100,000          6.800%,      12/01/01                                  $      100,290
      300,000          5.600%,       5/01/11                                         329,625
    1,000,000          5.625%,       5/15/18                                       1,055,000
    1,000,000          5.625%,       5/15/19                                       1,048,750
                                                                              --------------
                                                                                   2,533,665
                 Hawaii State
                    General Obligation Bonds (2.81%)
      135,000          6.000%,      10/01/08                                         151,369
      300,000          6.250%,       1/01/14                                         327,000
    1,000,000          5.000%,       5/01/16                                       1,010,000
    1,750,000          5.500%,       5/01/20                                       1,804,687
                                                                              --------------
                                                                                   3,293,056
                    Airport Systems Revenue Bonds (3.82%)
      150,000          5.800%,       7/01/01                                         150,895
      345,000          6.300%,       7/01/01                                         347,470
      200,000          7.000%,       7/01/07                                         205,434
      385,000          6.900%,       7/01/12                                         461,037
      175,000          7.000%,       7/01/10                                         179,728
      510,000          7.000%,       7/01/18                                         522,939
    1,460,000          7.000%,       7/01/20                                       1,497,471
    1,080,000          6.750%,       7/01/21                                       1,106,660
                                                                              --------------
                                                                                   4,471,634

                 Department of Budget & Finance Special Purpose Revenue Bonds
                    Hawaiian Electric Company, Inc. (13.02%)
    3,000,000          5.750%,      12/01/18                                       3,176,250
      100,000          7.600%,       7/01/20                                         103,125
      565,000          6.550%,      12/01/22                                         589,719
      750,000          6.600%,       1/01/25                                         801,563
      625,000          6.200%,       5/01/26                                         661,719
      600,000          5.875%,      12/01/26                                         625,500
   10,000,000          5.650%,      10/01/27                                       9,281,250
                                                                              --------------
                                                                                  15,239,126
                    Citizen Utilities Company (4.76%)
    5,500,000          6.600%,       7/01/22                                       5,575,625
                                                                              --------------






--------------------------------------------------------------------------------
See accompanying notes to financial statements



                    Kapiolani Health Care System (3.66%)
      400,000          6.300%,       7/01/08                                         415,500
    1,650,000          6.400%,       7/01/13                                       1,703,625
      600,000          6.200%,       7/01/16                                         618,000
    1,185,000          6.000%,       7/01/19                                       1,193,888
      340,000          6.250%,       7/01/21                                         348,500
                                                                              --------------
                                                                                   4,279,513
                    Kaiser Permanente (4.09%)
      850,000          6.500%,       3/01/11                                         871,343
    3,875,000          6.250%,       3/01/21                                       3,913,750
                                                                              --------------
                                                                                   4,785,093
                    The Queen's Health Systems (4.46%)
      300,000          5.200%,       7/01/04                                         306,750
      250,000          6.125%        7/01/11                                         263,438
    1,020,000          6.000%,       7/01/20                                       1,045,500
      600,000          6.200%,       7/01/22                                         633,000
    2,735,000          5.750%,       7/01/26                                       2,731,581
      250,000          5.000%,       7/01/28                                         238,750
                                                                              --------------
                                                                                   5,219,019
                    Pali Momi Medical Center Project (3.21%)
    3,120,000          7.600%,       7/01/10                                       3,215,566
      525,000          7.650%,       7/01/19                                         541,139
                                                                              --------------
                                                                                   3,756,705
                    St. Francis Medical Center (2.45%)
    2,765,000          6.500%,       7/01/22                                       2,868,688
                                                                              --------------
                    Wahiawa General Hospital (2.13%)
    2,730,000          7.500%,       7/01/12                                       2,487,713
                                                                              --------------
                    Wilcox Hospital (1.86%)
      250,000          4.800%,       7/01/04                                         242,500
      500,000          4.900%        7/01/05                                         482,500
      700,000          5.250%,       7/01/13                                         628,250
      845,000          5.350%,       7/01/18                                         730,925
      115,000          5.500%,       7/01/28                                          96,888
                                                                              --------------
                                                                                   2,181,063
                 Department of Transportation
                    Matson Terminals Inc. (2.38%)
    2,760,000          5.750%,       3/01/13                                       2,791,050
                                                                              --------------

                 Harbor Capital Improvements Revenue Bonds (2.42%)
      400,000          5.650%,       7/01/02                                         411,000
      205,000          6.200%,       7/01/03                                         215,763
      310,000          6.300%,       7/01/04                                         325,888
      200,000          6.200%,       7/01/08                                         209,000
      300,000          6.250%,       7/01/15                                         319,125
      800,000          6.500%,       7/01/19                                         832,000
      500,000          5.750%,       7/01/29                                         516,250
                                                                              --------------
                                                                                   2,829,026
                 Highway Revenue Bonds (2.16%)
      200,000          5.000%,       7/01/09                                         206,250
      150,000          5.000%,       7/01/11                                         153,375
    1,000,000          5.600%,       7/01/14                                       1,060,000
    1,100,000          5.000%,       7/01/16                                       1,111,000
                                                                              --------------
                                                                                   2,530,625
                 Housing Authority Single Family
                    Mortgage Purpose Revenue Bonds (7.22%)
      500,000          5.550%,       7/01/04                                         521,250
      400,000          7.000%,       7/01/11                                         409,500
      100,000          5.700%,       7/01/13                                         104,000
      510,000          6.900%,       7/01/16                                         521,980
      205,000          6.750%,       7/01/20                                         209,723
      540,000          7.100%,       7/01/24                                         552,118
    2,235,000          5.900%,       7/01/27                                       2,293,668
    2,250,000          5.900%,       7/01/27                                       2,309,062
       15,000          7.800%,       7/01/29                                          15,041
    1,495,000          5.750%,       7/01/30                                       1,519,294
                                                                              --------------
                                                                                   8,455,636
                 Department of Hawaiian Homelands (2.37%)
    1,355,000          4.100%,       7/01/07                                       1,341,450
    1,465,000          4.250%,       7/01/09                                       1,435,700
                                                                              --------------
                                                                                   2,777,150
                 Housing Authority Multi-Family
                    Mortgage Purpose Revenue Bonds (7.84%)
      205,000          4.800%,       7/01/01                                         205,711
      210,000          4.900%,       1/01/02                                         212,201
      215,000          4.900%,       7/01/02                                         217,956
    1,000,000          5.700%,       7/01/18                                       1,012,500
    2,955,000          5.600%,       7/20/21                                       3,043,650
    2,365,000          6.100%        7/01/30                                       2,432,994
    2,000,000          5.700%,       7/20/31                                       2,050,000
                                                                              --------------
                                                                                   9,175,012
                 Kapolei State Office Building (0.47%)
      555,000          5.000%,       5/01/18                                         555,694
                                                                              --------------
                 Public Housing Authority Bonds (0.22%)
      250,000          5.750%,       8/01/04                                         254,457
                                                                              --------------
                 University Faculty Housing (2.62%)
      330,000          4.450%,      10/01/01                                         331,993
      345,000          4.550%,      10/01/02                                         351,469
      800,000          5.650%,      10/01/16                                         835,000
    1,500,000          5.700%,      10/01/25                                       1,548,750
                                                                              --------------
                                                                                   3,067,212
                 University of Hawaii - Revenue Bonds (0.53%)
      100,000          5.450%,      10/01/06                                         104,125
      500,000          5.700%,      10/01/17                                         513,125
                                                                              --------------
                                                                                     617,250
                 Honolulu City & County
                    Board of Water Supply (1.30%)
      200,000          5.000%,       7/01/04                                         208,500
      500,000          5.800%,       7/01/16                                         530,625
      750,000          5.800%,       7/01/21                                         781,875
                                                                              --------------
                                                                                   1,521,000
                    Waste & Water System (2.53%)
    1,000,000          4.750%,       7/01/18                                       1,018,750
    2,000,000          5.000%,       7/01/23                                       1,940,000
                                                                              --------------
                                                                                   2,958,750


                    General Obligation Bonds (4.42%)
      100,000          7.300%,       7/01/03                                         108,125
      375,000          6.700%,       8/01/05                                         383,073
      200,000          7.350%,       7/01/06                                         232,500
      820,000          6.700%,       8/01/08                                         837,655
      985,000          6.700%,       8/01/09                                       1,006,207
      525,000          6.700%,       8/01/10                                         536,303
      725,000          6.700%,       8/01/11                                         740,609
      105,000          5.500%,       9/01/16                                         115,631
    1,210,000          5.250%,       9/01/24                                       1,211,512
                                                                              --------------
                                                                                   5,171,615
                    Halawa Business Park (0.66%)
      370,000          6.500%,      10/15/02                                         384,338
      365,000          6.600%,      10/15/03                                         387,356
                                                                              --------------
                                                                                     771,694
                    Housing Authority Multi-Family
                       Mortgage Purpose Revenue Bonds
                       Hale Pauahi (0.38%)
      415,000          6.800%,       7/01/28                                         444,050
                                                                              --------------
                       Maunakea Apartments (0.98%)
    1,061,400          5.750%,      11/20/09                                       1,144,985
                                                                              --------------
                       Waipahu Project (3.82%)
    4,200,000          6.900%,       6/20/35                                       4,467,750
                                                                              --------------
                 Kauai County
                    General Obligation Bonds (3.52%)
      410,000          5.850%,       8/01/07                                         452,025
    1,280,000          5.850%,       8/01/07                                       1,411,200
      250,000          5.900%,       2/01/10                                         265,000
      250,000          5.900%,       2/01/11                                         265,000
      295,000          5.900%,       2/01/12                                         311,225
      595,000          6.250%,       8/01/19                                         658,963
      695,000          6.250%,       8/01/22                                         761,894
                                                                              --------------
                                                                                   4,125,307
                 Housing Authority Paanau Project (1.40%)
    1,725,000          7.250%,       4/01/12                                       1,634,437
                                                                              --------------
                 Maui County
                    General Obligation Bonds (1.09%)
      235,000          5.750%,       6/01/13                                         249,394
      500,000          5.300%,       9/01/14                                         520,000
      500,000          5.000%,       9/01/17                                         502,500
                                                                              --------------
                                                                                   1,271,894

                    Water System Revenue (0.61%)
      300,000          6.500%,      12/01/06                                         309,621
      400,000          6.600%,      12/01/07                                         413,084
                                                                              --------------
                                                                                     722,705
                          Total Hawaii Municipal Bonds (Cost $111,510,559)       113,978,199
                                                                              --------------


                       PUERTO RICO MUNICIPAL BONDS (1.25%)
                    General Obligation Bonds (0.31%)
      350,000          6.250%,       7/01/10                                         365,062
                                                                              --------------
                    Housing Finance Corp.
                       Multi-Family Mortgage Revenue Bonds (0.47%)
      165,000          7.500%,      10/01/15                                        168,158
      375,000          7.500%,       4/01/22                                        382,339
                                                                             --------------
                                                                                    550,497
                       Single-Family Mortgage Revenue Bonds (0.21%)
      235,000          6.250%,       4/01/29                                         245,869
                                                                              --------------
                    Industrial, Medical & Environmental Pollution Control
                       Abbott Laboratories (0.26%)
      300,000          6.500%,       7/01/09                                         301,680
                                                                              --------------
                       Total Puerto Rico Municipal Bonds (Cost $1,401,143)         1,463,108
                                                                              --------------


                     VIRGIN ISLANDS MUNICIPAL BONDS (0.11%)
                 Virgin Islands
                    Public Finance Authority, Series A (0.11%)
    100,000            7.300%,      10/01/18                                         126,375
                                                                              --------------
                       Total Virgin Islands Municipal Bonds (Cost $99,625)           126,375
                                                                              --------------

                       Total Investments (Cost $113,011,327) (a) 98.73%          115,567,682
                       Other Assets Less Liabilities              1.27%            1,485,892
                                                                ------        --------------
                       Net Assets                               100.00%       $  117,053,574
                                                                ======        ==============

                 (a)   Aggregate cost for federal income
                       tax purposes is $113,011,327.

                 At March 31, 2001, unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
                    Gross unrealized appreciation                                $ 3,158,458
                    Gross unrealized depreciation                                   (602,103)
                                                                                 -----------
                    Net unrealized appreciation                                  $ 2,556,355
                                                                                 ===========

--------------------------------------------------------------------------------
See accompanying notes to financial statements

HAWAII INTERMEDIATE FUND

SCHEDULE OF INVESTMENTS

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Value
Par Value                                                                         (Note 1)
                          HAWAII MUNICIPAL BONDS (101.90%)
                              ----------------------
                 Hawaii County
                    General Obligation Bonds (2.35%)
  $100,000             6.800%,      12/01/01                                     $   100,290
                                                                                 -----------
                 Hawaii State
                    General Obligation Bonds (6.21%)
   100,000             5.500%,       7/01/01                                         100,550
   150,000             5.900%,      10/01/06                                         165,000
                                                                                 -----------
                                                                                     265,550
                    Airport Systems Revenue Bonds (8.74%)
   105,000             6.400%,       7/01/02                                         107,829
   250,000             5.700%,       7/01/07                                         265,937
                                                                                 -----------
                                                                                     373,766
                    Department of Budget and Finance
                       Special Purpose Revenue Bonds
                       Citizens Utilities Company (4.74%)
   200,000             6.600%,       7/01/22                                         202,750
                                                                                 -----------
                       Kapiolani Health Care Systems (4.74%)
   200,000             5.500%        7/01/05                                         202,750
                                                                                 -----------
                       The Queen's Health Systems (4.78%)
   200,000             5.200%,       7/01/04                                         204,500
                                                                                 -----------
                       St. Francis Medical Center (4.83%)
   200,000             6.000%,       7/01/02                                         206,500
                                                                                 -----------
                       Wilcox Hospital (5.67%)
   250,000             4.800%        7/01/04                                         242,500
                                                                                 -----------
                 Harbor Capital Improvements Revenue Bonds (4.82%)
   100,000             5.650%,       7/01/02                                         102,750
   100,000             5.850%,       7/01/02                                         103,125
                                                                                 -----------
                                                                                     205,875
                 Highway & Transportation Authority (6.78%)
   275,000             5.000%,       7/01/06                                         289,781
                                                                                 -----------
                 Housing Authority
                       Single Family Mortgage Purpose Revenue Bonds (7.25%)
   300,000             4.800%,       7/01/07                                         309,750
                                                                                 -----------
                       Public Housing Authority Bonds (4.88%)
   200,000             5.550%,       7/01/07                                         208,500
                                                                                 -----------
                       University of Hawaii
                       University Revenue Bonds (4.38%)
   180,000             5.450%,      10/01/06                                         187,425
                                                                                 -----------
                 Honolulu City & County
                    Board of Water Supply (4.88%)
   200,000             5.000%,       7/01/04                                         208,500
                                                                                 -----------
                    General Obligation Bonds (4.91%)
   100,000             5.000%,      10/01/02                                         102,500
   100,000             5.375%,       9/01/12                                         107,250
                                                                                 -----------
                                                                                     209,750
                    Multi - Family Mortgage Purpose Revenue Bond (5.05%)
   200,000             4.800%,       7/01/07                                         215,750
                                                                                 -----------
                 Kauai County
                    General Obligation Bonds (4.80%)
   100,000             4.400%,       8/01/03                                         102,125
   100,000             4.550%,       8/01/05                                         103,250
                                                                                 -----------
                                                                                     205,375
                 Maui County
                    General Obligation Bonds (7.26%)
   300,000             4.650%,       3/01/07                                         310,500
                                                                                 -----------
                    Water System Revenue (4.83%)
   100,000             6.600%,      12/01/07                                         103,271
   100,000             6.700%,      12/01/11                                         103,336
                                                                                 -----------
                                                                                     206,607
                          Total Hawaii Municipal Bonds (Cost $4,268,471)           4,356,419
                                                                                 -----------


                       PUERTO RICO MUNICIPAL BONDS (1.69%)
                    Housing Finance Corp.
                       Single Family Mortgage Revenue Bonds (1.69%)
    70,000             6.150%,       8/01/03                                          72,316
                                                                                 -----------
                          Total Puerto Rico Municipal Bonds (Cost $70,690)            72,316
                                                                                 -----------

                          Total Investments (Cost $4,339,161) (a) 103.59%          4,428,735
                        Liabilities in Excess of Other Assets      (3.59)%          (153,514)
                                                                 -------         -----------
                        Net Assets                                100.00%        $ 4,275,221
                                                                 =======         ===========

                 (a) Aggregate cost for federal income
                     tax purposes is $4,339,161.

                     At March 31, 2001, unrealized appreciation (depreciation)
                        of securities for federal income tax purposes is as
                        follows:
                        Gross unrealized appreciation                              $ 101,117
                        Gross unrealized depreciation                                (11,543)
                                                                                   ---------
                          Net unrealized appreciation                              $  89,574
                                                                                   =========

--------------------------------------------------------------------------------
See accompanying notes to financial statements
--------------------------------------------------------------------------------

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                   Municipal           Intermediate
                                                                                   Fund                 Fund
ASSETS
    Investments at market value
       (Identified cost $113,011,327 and $4,339,161,
        respectively) (Note 1 (A))                                            $   115,567,682        $   4,428,735
    Interest receivable                                                             1,912,147               62,629
    Subscriptions receivable                                                          140,923                   74
    Other assets                                                                       38,769               12,182
                                                                              ---------------        -------------
          Total assets                                                            117,659,521            4,503,620
                                                                              ---------------        -------------


LIABILITIES
    Distributions payable                                                             155,704                3,095
    Redemptions payable                                                               153,295              139,446
    Advisory fee payable                                                               45,814                1,676
    Distribution plan payable                                                          13,292                  -
    Cash/over draft                                                                   237,842               83,445
    Accrued expenses                                                                      -                    737
                                                                              ---------------        -------------
          Total liabilities                                                           605,947              228,399
                                                                              ---------------        -------------

NET ASSETS
    (Applicable to 10,818,029 and 837,236 shares outstanding,
     $.01 par value, 20,000,000 shares authorized)                            $   117,053,574        $   4,275,221
                                                                              ===============        =============


NET ASSET VALUE, OFFERING AND REPURCHASE
    PRICE PER SHARE
    ($117,053,574    )  10,818,029 shares)                                             $10.82
                                                                                       ======
        ($4,275,221  )       837,236 shares)                                                                 $5.11
                                                                                                             =====

NET ASSETS
    At March 31, 2001, net assets consisted of:
       Paid-in capital                                                        $   114,924,738        $   4,193,190
       Accumulated net realized loss on investments                                  (427,519)              (7,543)
       Net unrealized appreciation of investments                                   2,556,355               89,574
                                                                              ---------------        -------------
                                                                              $   117,053,574        $   4,275,221
                                                                              ===============        =============

--------------------------------------------------------------------------------
See accompanying notes to financial statements

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

STATEMENT OF OPERATIONS

For the six months ended March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

                                                                                    Municipal          Intermediate
                                                                                     Fund                Fund
INVESTMENT INCOME
    Interest income                                                             $   3,218,524         $  108,812
                                                                                -------------         ----------

    Expenses
       Management fee (Note 2)                                                        285,258             11,109
       Distribution costs (Notes 2 and 3)                                              85,578              1,000
       Transfer agent fees (Note 2)                                                    34,231              1,455
       Shareholder services (Note 2)                                                   57,052                -
       Administration fee (Note 2)                                                     11,410                444
       Accounting fees                                                                 34,581              1,124
       Legal and audit fees                                                            28,203              1,222
       Printing                                                                        10,152                -
       Miscellaneous                                                                   15,967              1,162
       Portfolio pricing fee                                                           14,661                571
       Custodian fees                                                                  10,089                388
       Insurance                                                                        2,853                444
       Registration fees                                                                4,582                856
                                                                                 ------------         ----------
       Total expenses                                                                 594,617             19,775
       Fee paid indirectly (Note 5)                                                   (65,383)            (2,545)
                                                                                 ------------         ----------
          Net expenses                                                                529,234             17,230
                                                                                -------------         ----------
          Net investment income                                                     2,689,290             91,582
                                                                                -------------         ----------

NET REALIZED AND UNREALIZED GAIN (LOSS)
    ON INVESTMENTS
    Net realized loss from security transactions                                      (78,125)            (7,543)
    Net change in unrealized appreciation (depreciation)
       of investments                                                               2,936,979             98,561
                                                                                -------------         ----------
          Net gain on investments                                                   2,858,854             91,018
                                                                                -------------         ----------

Net increase in net assets resulting
    from operations                                                             $   5,548,144         $  182,600
                                                                                =============         ==========

--------------------------------------------------------------------------------
See accompanying notes to financial statements

HAWAII MUNICIPAL FUND


STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                              For The Six              For The
                                                                              Months Ended             Year Ended
                                                                              March 31, 2001           September 30,
                                                                             (Unaudited)               2000
INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                  $     2,689,290      $     5,463,987
       Net realized loss on investments                                               (78,125)            (144,412)
       Net change in unrealized appreciation (depreciation)
          of investments                                                            2,936,979           (1,325,003)
                                                                              ---------------      ---------------
          Net increase in net assets resulting from operations                      5,548,144            3,994,572

    Distributions to shareholders from:
       Net investment income
          ($0.25 and $0.52 per share, respectively)                                (2,689,290)          (5,463,987)

    Capital share transactions (a)
       Increase (decrease) in net assets resulting from
          capital share transactions                                                2,330,682           (3,115,471)
                                                                              ---------------      ---------------
             Total increase (decrease) in net assets                                5,189,536           (4,584,886)

NET ASSETS
    Beginning of period                                                           111,864,038          116,448,924
                                                                              ---------------      ---------------
    End of period                                                             $   117,053,574      $   111,864,038
                                                                              ===============      ===============


(a) Summary of capital share activity follows:

                                                                                For The
                                                                            Six Months Ended
                                                              March 31, 2001                 For The Year Ended
                                                               (Unaudited)                   September 30, 2000
                                                         Shares           Value           Shares             Value
      Shares sold                                       484,267   $    5,208,530        1,087,029   $    11,358,822
      Shares issued on reinvestment
         of distributions                               167,795        1,801,832          348,781         3,649,264
                                                     ----------   --------------     ------------   ---------------
                                                        652,062        7,010,362        1,435,810        15,008,086
      Shares redeemed                                  (436,249)      (4,679,680)      (1,738,899)      (18,123,557)
                                                     ----------   --------------     ------------   ---------------
         Net increase (decrease)                        215,813   $    2,330,682         (303,089)  $    (3,115,471)
                                                     ==========   ==============     ============   ===============



--------------------------------------------------------------------------------
See accompanying notes to financial statements

HAWAII INTERMEDIATE FUND


STATEMENT OF CHANGES IN NET ASSETS


--------------------------------------------------------------------------------

                                                                                 For The Six         For The
                                                                                 Months Ended        Year Ended
                                                                                 March 31, 2001      September 30,
                                                                                 (Unaudited)         2000

INCREASE (DECREASE) IN NET ASSETS FROM
    Operations
       Net investment income                                                     $     91,582       $    205,145
       Net realized gain (loss) on investments                                         (7,543)             3,548
       Net change in unrealized appreciation (depreciation)
          of investments                                                               98,561            (39,066)
                                                                                 ------------       ------------
          Net increase in net assets resulting from operations                        182,600            169,627

    Distributions to shareholders from
       Net investment income
          ($0.11 and $0.21 per share, respectively)                                   (91,582)          (205,145)
       Capital gains
          ($0.003 and $0.004 per share, respectively)                                  (3,548)            (3,813)

    Capital share transactions (a)
       Decrease in net assets resulting from capital share transaction               (331,635)          (934,315)
                                                                                 ------------       ------------
          Total decrease in net assets                                               (244,165)          (973,646)

NET ASSETS
    Beginning of period                                                             4,519,386          5,493,032
                                                                                 ------------       ------------
    End of period                                                                $  4,275,221       $  4,519,386
                                                                                 ============       ============


(a)   Summary of capital share activity follows:

                                                                                 For The
                                                                            Six Months Ended
                                                               March 31, 2001                 For The Year Ended
                                                                (Unaudited)                   September 30, 2000
                                                            Shares          Value          Shares            Value
      Shares sold                                           85,796     $   434,669         349,473   $    1,741,580
      Shares issued on reinvestment
         of distributions                                   15,947          80,830          35,119          175,105
                                                        ----------     -----------      ----------   --------------
                                                           101,743         515,499         384,592        1,916,685
      Shares redeemed                                     (166,967)       (847,134)       (573,440)      (2,851,000)
                                                        ----------     -----------      ----------   --------------
         Net decrease                                      (65,224)    $  (331,635)       (188,848)  $     (934,315)
                                                        ==========     ===========      ==========   ==============


--------------------------------------------------------------------------------
See accompanying notes to financial statements

HAWAII MUNICIPAL FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)


                                              For The Six
                                             Months Ended
                                            March 31, 2001                        Years Ended September 30,
                                                                 -----------------------------------------------------
                                             (Unaudited)          2000       1999         1998        1997        1996
                                          -----------------       ----       ----         ----        ----      ------
Net asset value
    Beginning of period                          $ 10.55        $10.68     $11.23       $11.10      $10.89      $10.84
                                                 -------        ------     ------      -------      ------      ------

Income from investment operations
    Net investment income                            .25           .52        .55          .55         .54         .55
    Net gain (loss) on securities
     (both realized and unrealized)                  .27          (.13)      (.55)         .13         .21         .05
                                                 -------        ------     ------       ------     -------      ------
      Total from investment operations               .52           .39          -          .68         .75         .60
                                                 -------        ------       ----       ------     -------      ------

Less distributions
    Dividends from net investment income            (.25)         (.52)       (.55)       (.55)       (.54)       (.55)
    Distributions from capital gains                   -             -           -           -           -           -
                                                  ------        ------       -----       -----      ------        ----
        Total distributions                         (.25)         (.52)       (.55)       (.55)       (.54)       (.55)
                                                 -------        ------      ------      ------     -------      ------
    End of period                                $ 10.82       $ 10.55      $10.68      $11.23      $11.10      $10.89
                                                 =======       =======      ======      ======      ======     =======

Total return                                        4.99%         3.79%       (.07)%      6.28%       7.09%       5.62%

Ratios/Supplemental Data
    Net assets, end of period (in 000's)        $117,054      $111,864    $116,449    $112,346    $106,380     $54,165
    Ratio of expenses to
       average net assets (a)                       1.04%          .98%        .94%        .89%        .98%        .98%
    Ratio of net investment income
        to average net assets                       4.73%         4.83%       4.88%       4.90%       4.99%       5.03%

Portfolio turnover                                  8.87%        20.96%      10.83%       7.35%       3.21%      15.16%

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .93%, .91%, .87%, .85%, .94% and .95% for the six months ended March 31, 2001 and for the years ended September 30, 2000, 1999, 1998, 1997 and 1996, respectively.




See accompanying notes to financial statements

HAWAII INTERMEDIATE FUND


FINANCIAL HIGHLIGHTS

(For a share outstanding throughout the period)


                                                            For The Six
                                                           Months Ended
                                                          March 31, 2001                  Years Ended September 30,
                                                                            -----------------------------------------------------
                                                           (Unaudited)         2000       1999       1998       1997      1996
                                                        -----------------      ----       ----       ----       ----      ----
Net asset value
   Beginning of period                                       $ 5.01           $5.03     $ 5.18     $ 5.15     $ 5.12     $ 5.14
                                                             ------           -----     ------

Income from investment operations
   Net investment income                                        .11             .21        .22        .22        .22        .22
   Net gain (loss) on securities
    (both realized and unrealized)                              .10            (.02)      (.14)       .04        .04       (.02)
                                                             ------           -----     ------     ------     ------     ------
     Total from investment operations                           .21             .19        .08        .26        .26        .20
                                                             ------           -----     ------     ------     ------     ------
Less distributions
   Dividends from net investment income                        (.11)           (.21)      (.22)      (.22)      (.22)      (.22)
   Distributions from capital gains                               -               -       (.01)      (.01)      (.01)         -
                                                              -----            ----     ------     ------     ------     ------
     Total distributions                                       (.11)           (.21)      (.23)      (.23)      (.23)      (.22)
                                                             ------           -----     ------     ------     ------     ------
   End of period                                             $ 5.11           $5.01     $ 5.03     $ 5.18     $ 5.15     $ 5.12
                                                             ======           =====     ======

Total return                                                   3.87%           3.97%      1.51%      5.08%      5.17%      3.95%
Ratios/Supplemental Data
   Net assets, end of period (in 000's)                      $4,275          $4,519     $5,493     $5,911     $6,402     $6,624
   Ratio of expenses to average net assets
     Before expense reimbursements                              .89%            .85%       .98%      1.49%      1.43%      1.50%
     After expense reimbursements                               .89%(a)         .85%(a)    .89%(a)    .85%(a)    .86%(a)    .84%(a)
   Ratio of net investment income to average net assets
     Before expense reimbursements                             4.01%           4.07%      4.07%      3.53%      3.67%      3.66%
     After expense reimbursements                              4.01%           4.07%      4.18%      4.17%      4.24%      4.32%
Portfolio turnover                                            14.55%           4.22%      3.32%     14.57%     17.36%     17.76%

(a) Ratios of expenses to average net assets after the reduction of custodian fees and other expenses under a custodian arrangement were .77%, .77%,.75%, .73%, .75% .and .75% for the six months ended March 31, 2001 and for the years ended September 30, 2000, 1999, 1998, 1997, and 1996, respectively.


See accompanying notes to financial statements

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

(1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Hawaii Municipal Fund (formerly First Hawaii Municipal Bond Fund) and Hawaii Intermediate Fund (formerly First Hawaii Intermediate Municipal
     Fund) ("Funds") are each a series of shares of First Pacific Mutual Fund, Inc. which is registered under the Investment Company Act of 1940, as a non-diversified open-end management company.

     The investment objective of the Funds is to provide investors with the maximum level of income exempt from federal and Hawaii income taxes consistent with the preservation of capital. The Funds seek to achieve their objective by investing primarily in municipal securities which pay interest that is exempt from federal and Hawaii income taxes.

     The Funds are subject to the risk of price fluctuation of the municipal securities held in their portfolios which is generally a function of the underlying credit rating of an issuer, the maturity length of the securities, the securities' yield, and general economic and interest rate conditions.

     Since the Funds invest primarily in obligations of issuers located in Hawaii, the marketability and market value of these obligations may be affected by certain Hawaiian constitutional provisions, legislative measures, executive orders, administrative regulations, voter initiatives, and other political and economic developments. If any such problems arise, they could adversely affect the ability of various Hawaiian issuers to meet their financial obligation.

     In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

     (A)  SECURITY VALUATION

          Portfolio securities, which are fixed income securities, are valued by an independent pricing service using market quotations, prices provided by market-makers, or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics, in accordance with procedures established in good faith by the Board of Directors. Securities with remaining maturities of 60 days or less are valued on the amortized cost basis as reflecting fair value. All other securities are valued at their fair value as determined in good faith by the Board of Directors.

     (B)  FEDERAL INCOME TAXES

          It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute their taxable income, if any, to their shareholders. Therefore, no federal income tax provision is required. At September 30, 2000, the Hawaii Municipal Fund had an unused capital loss carryforward of approximately $408,204 of which, $189,023 expires in 2004, $29,000 expires in 2005 and $190,181 expires in 2008.

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

     (C)  SECURITY   TRANSACTIONS,   INVESTMENT   INCOME  AND  DISTRIBUTIONS  TO
          SHAREHOLDERS

          Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Bond discounts and premiums are amortized as required by the Internal Revenue Code. In order to comply with new accounting standards mandated by the latest AICPA Accounting and Auditing Guide for Audits of Investment Companies (dated December 1, 2000), premiums and discounts on debt securities will be amortized using the interest method for the next fiscal year beginning October 1, 2001. The effect of initially applying this change required by the Guide will have no effect on the net assets of the Funds. Distributions to shareholders are declared daily and reinvested or paid in cash monthly.


(2)  INVESTMENT MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     First Pacific Capital Corporation ("FPCC") provides the Funds with management and administrative services pursuant to a management agreement and administrative services agreement. In accordance with the terms of the management agreement and administrative services agreement, FPCC receives compensation at the annual rate of .50% and up to .05% of each Fund's average daily net assets, respectively.

     The Funds' distributor, First Pacific Securities, Inc. ("FPS"), a wholly-owned subsidiary of FPCC, received $85,578 and $1,000 for costs incurred in connection with the sale of shares of Hawaii Municipal Fund and Hawaii Intermediate Fund, respectively (See Note 3).

     First Pacific Recordkeeping, Inc. ("FPR"), a wholly-owned subsidiary of FPCC, serves as the transfer agent for the Funds. FPR also provides the Hawaii Municipal Fund with certain clerical, bookkeeping and shareholder services pursuant to a service agreement approved by the Funds' directors. As compensation for these services FPR receives a fee, computed daily and payable monthly, at an annualized rate of .10% of average daily net assets.

     Certain officers and directors of the Fund are also officers of FPCC, FPS and FPR.


(3)  DISTRIBUTION COSTS

     The Funds' Board of Directors, including a majority of the Directors who are not "interested persons" of the Funds, as defined in the Investment Company Act of 1940, adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

     The Plan provides that the Funds may incur certain costs, which may not exceed .25% per annum of the Funds' average daily net assets, for payment to the distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds.



--------------------------------------------------------------------------------

HAWAII MUNICIPAL FUND
HAWAII INTERMEDIATE FUND

NOTES TO FINANCIAL STATEMENTS - (Continued)

March 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

(4)  PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities aggregated $12,283,110 and $9,845,939 respectively for the Hawaii Municipal Fund. Purchases and sales of securities for the Hawaii Intermediate Fund aggregated $722,504 and $620,000, respectively.


(5)  CUSTODY CREDITS

     Under an agreement with the Custodian Bank, custodian fees are paid by credits for cash balances. Any remaining credits are used to offset expenses of other vendors and service providers. During the period ended March 31, 2001, such reductions amounted to $65,383 and $2,545 for the Hawaii Municipal Fund and the Hawaii Intermediate Fund, respectively. Credits used to offset expenses were as followed:

                                      Municipal       Intermediate
                                        Fund              Fund
           Custody                   $   9,968          $   388
           Accounting                   28,876            1,124
           Pricing                      14,661              571
           Miscellaneous                11,878              462
                                     ---------          -------
                                     $  65,383          $ 2,545
                                     =========          =======

--------------------------------------------------------------------------------

                         First Pacific Mutual Fund, Inc.

Privacy Notice

First Pacific Mutual Fund, Inc. ("First Pacific") is dedicated to protecting the privacy of your nonpublic personal information. We maintain information about you in order to provide services necessary to you as a shareholder of a First Pacific fund. We want you to understand what information we collect, and how we use and protect it.

What Information We Collect

"Nonpublic personal information" is personally identifiable financial information about you that we obtain in connection with selling shares of First Pacific to you and providing services to you as a Fund shareholder. This includes, for example, your name, address, social security number, age, and account balance. It may also include other information that you provide to us, such as information on applications or other forms, or information about your transactions with us.

Our Security Procedures

To maintain security of customer information, we restrict access to nonpublic personal information and account information to our affiliates and their employees who need to know that information to provide you products or services. We maintain physical, electronic and procedural safeguards to guard nonpublic personal information.

What Information We Disclose

First Pacific does not disclose nonpublic personal information about you to any non-affiliated third party companies. We may disclose nonpublic personal information about you that is necessary to process transactions, maintain or service your account with us or provide records, statements or confirmations requested to administer your account. This information may be provided to affiliated third parties, including First Pacific Securities, Inc., First Pacific Recordkeeping, Inc. and First Pacific Capital Corporation. We may also disclose information about you to third parties that assist us in servicing or maintaining your mutual fund account. Otherwise, we do not disclose any nonpublic personal information about our shareholders or former shareholders to anyone, except as permitted by law, such as sending annual income statements to the IRS or in response to subpoenas. The confidentiality of your nonpublic personal information will continue to be maintained consistent with this privacy notice even if you decide to close your accounts(s), your account becomes inactive, or when you otherwise cease to do business with us.

Because we already limit the sharing of your nonpublic personal information as outlined above, no action is necessary on your part to limit such sharing.

                               INVESTMENT MANAGER
                       First Pacific Capital Corporation
                       2756 Woodlawn Drive, Suite #6-201
                          Honolulu, Hawaii 96822-1856


                                  DISTRIBUTOR
                         First Pacific Securities, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                          Honolulu, Hawaii 96822-1856


                                   CUSTODIAN
                         Union Bank of California, N.A.
                         475 Sansome Street, 15th Floor
                        San Francisco, California 94111


                             LEGAL COUNSEL TO FUND
                          Drinker, Biddle & Reath, LLP
                                One Logan Square
                            18th and Cherry Streets
                     Philadelphia, Pennsylvania 19103-6996


                              INDEPENDENT AUDITORS
                              Tait, Weller & Baker
                      Eight Penn Center Plaza, Suite #800
                     Philadelphia, Pennsylvania 19103-2108


                                 TRANSFER AGENT
                       First Pacific Recordkeeping, Inc.
                       2756 Woodlawn Drive, Suite #6-201
                          Honolulu, Hawaii 96822-1856